Office and Equipment (Tables)	12 Months Ended
Oct. 31, 2022
Office and Equipment [Abstract]
Schedule of office and equipment
	Mining Equipment	Computer Equipment and Software	Office Equipment	Vehicles	Total
Cost
Assets acquired on acquisition (Note 5)	45,647	9,331	—	—	$54,978
Additions	71,855	—	—	—	71,855
Balance, October 31, 2021	117,502	9,331	—	—	126,833
Acquisition (Note 4)	—	—	—	42,184	42,184
Additions	—	—	7,282	36,503	43,785
Balance, October 31, 2022	117,502	9,331	7,282	78,687	$212,802

Depreciation
Depreciation expense	14,033	7,634	—	—	$21,667
Balance, October 31, 2021	14,033	7,634	—	—	21,667
Depreciation expense	23,500	1,697	1,618	6,020	32,835
Balance, October 31, 2022	37,533	9,331	1,618	6,020	$54,502

Carrying amounts
Balance, October 31, 2021	103,469	1,697	—	—	$105,166
Balance, October 31, 2022	79,969	—	5,664	72,667	$158,300